Related Party Transactions (Details) - Schedule of Related Parties Receivables - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Related Party Transactions (Details) - Schedule of Related Parties Receivables [Line Items]
Total	$ 65,501	$ 67,153
Mr. Shuibo Zhang [Member]
Related Party Transactions (Details) - Schedule of Related Parties Receivables [Line Items]
Total	14,611	13,556
Mr. Qi Zhang [Member]
Related Party Transactions (Details) - Schedule of Related Parties Receivables [Line Items]
Total	4,207	22,922
Mr. Dewen Chen [Member]
Related Party Transactions (Details) - Schedule of Related Parties Receivables [Line Items]
Total	14,468
Mr. Ruchun Huang [Member]
Related Party Transactions (Details) - Schedule of Related Parties Receivables [Line Items]
Total	$ 32,215	$ 30,675